Restructuring Activity and Other Special Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012 Employees	Dec. 31, 2011	Jan. 01, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 9,800,000	$ 7,900,000	$ 4,500,000
Other special charges	66,100,000	36,500,000	200,000
Aggregate number of employees affected by cost savings initiatives	1,157
Write-down of goodwill amount	64,217,000
Restructuring accruals	2,900,000	2,900,000
Cumulative employee severance and related benefit costs	21,800,000
Cash paid related to employee severance and related benefit	18,800,000
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Severance and related benefit costs		300,000
Marketing and Publishing Services [Member]
Restructuring Cost and Reserve [Line Items]
Other special charges	58,000,000	35,300,000
Non-cash impairment charges	55,300,000	31,900,000
Severance and related benefit costs	2,200,000	1,000,000
Non-cash asset related impairment charges	500,000	2,400,000
Aggregate number of employees affected by cost savings initiatives	60	46	47
Write-down of goodwill amount	55,317,000	24,900,000
Indefinite-lived intangible assets		7,000,000
Cost reduction initiatives			1,700,000
Memory Book [Member]
Restructuring Cost and Reserve [Line Items]
Other special charges	7,800,000	6,600,000
Severance and related benefit costs	6,400,000	4,400,000
Non-cash asset related impairment charges	1,400,000	2,200,000
Aggregate number of employees affected by cost savings initiatives	389	242	16
Write-down of goodwill amount
Cost reduction initiatives			600,000
Scholastic [Member]
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charges	8,900,000
Severance and related benefit costs	1,200,000	2,200,000
Aggregate number of employees affected by cost savings initiatives	39	137	181
Write-down of goodwill amount	8,900,000
Cost reduction initiatives			2,400,000
Scholastic And Marketing And Publishing Services [Member]
Restructuring Cost and Reserve [Line Items]
Non-cash asset related impairment charges			$ 200,000